Others (Tables)	12 Months Ended
Dec. 31, 2023
Others
Schedule of gearing ratios	As of December 31, 2022 and 2023, the Group’s gearing ratios are as follows:

	December 31, 2022	December 31, 2023
Total liabilities	$28,309	$30,957
Total equity	$181,964	$139,406
Gearing ratio	0.16	0.22

Schedule of financial instruments by category	Financial instruments by category

	December 31, 2022	December 31, 2023
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$162,616	$123,871
Current financial assets at amortized cost	30,000	30,300
Accounts receivable	7,756	6,992
Other receivables	314	343
Guarantee deposits paid	125	140
	$200,811	$161,646

	December 31, 2022	December 31, 2023
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$3,207	$1,566
Financial liabilities at amortized cost
Other payables (including related parties)	$9,371	$10,381
Guarantee deposits received	25	25
	$9,396	$10,406
Lease liabilities	$338	$868

Schedule of significant financial assets and liabilities denominated in foreign currencies	ensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2022
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
USD:NTD	$22,660	30.71	$695,889	$22,660	1%	$227
EUR:NTD	833	32.72	27,256	888	1%	9
JPY:NTD	436,755	0.23	100,454	3,271	1%	33
Financial liabilities
Monetary items
USD:NTD	2,620	30.71	80,460	2,620	1%	26
USD:JPY	221	132.14	29,203	221	1%	2
USD:RMB	65	6.97	453	65	1%	1

	December 31, 2023
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$79,097	0.0326	$2,579	$2,579	1%	$26
EUR:USD	664	1.1064	735	735	1%	7
JPY:USD	317,217	0.0071	2,252	2,252	1%	23
Financial liabilities
Monetary items
EUR:USD	138	1.1064	153	153	1%	2
USD:JPY	168	141.39	23,754	168	1%	2

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2022	Less than 1 year	Between 2-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$3,207	$—
Other payables (including related parties)	9,371	—	—
Lease liabilities (Note)	255	89	—
Guarantee deposits received	—	25	—

Non-derivative financial liabilities: December 31, 2023	Less than 1 year	Between 2-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,566	$—
Other payables (including related parties)	10,381	—	—
Lease liabilities (Note)	496	392	—
Guarantee deposits received	—	25	—
Note: The amount included the interest of estimated future payments.

Schedule of natures of the liabilities	The related information of natures of the liabilities is as follows:

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,769	$1,438	$—	$3,207

December 31, 2023	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$954	$612	$—	$1,566

Schedule of movement of significant unobservable inputs (Level 3 )	The following chart is the movement of Level 3 for the year ended December 31, 2022:

2022
Compound instrument: Convertible preferred shares
At January 1, 2022	$259,230
Gains and losses recognized in profit or loss
Recorded as non-operating income and expenses	99,001
Gains and losses recognized in other comprehensive income
Recorded as credit risk changes in financial instrument through other comprehensive income	7
Transfers to Level 2	(358,238)
At December 31, 2022	$—